Loans and Accounts Receivable from Customers (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [line items]
Schedule of Composition of Loan Portfolio

As of December 31, 2021, the loan portfolio is detailed as follows:

		Allowances for loan losses
		Individual	Collective
As of December 31, 2021	Gross Assets	allowances	allowances	Totals	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial loans	12,664,323	(256,091)	(341,517)	(597,608)	12,066,715
Foreign trade loans	1,168,577	—	(27,755)	(27,755)	1,140,822
Checking account debtors	70,461	—	(6,320)	(6,320)	64,141
Factoring transactions	243,667	—	(5,260)	(5,260)	238,407
Student loans	554,096	—	(23,443)	(23,443)	530,653
Leasing transactions	948,807	—	(18,817)	(18,817)	929,990
Other commercial loans and receivables	22,739	—	(1,826)	(1,826)	20,913
Subtotals	15,672,670	(256,091)	(424,938)	(681,029)	14,991,641
Mortgage loans:
Loans with mortgage finance bonds	18,563	—	(272)	(272)	18,291
Endorsable mutual mortgage loans	78,637	—	(790)	(790)	77,847
Other mutual mortgage loans	5,777,121	—	(63,418)	(63,418)	5,713,703
Mortgage leasing transactions	313,167	—	(11,614)	(11,614)	301,553
Other mortgage loans and receivables	57,483	—	(1,204)	(1,204)	56,279
Subtotals	6,244,971	—	(77,298)	(77,298)	6,167,673
Consumer loans:
Installment consumer loans	2,069,548	—	(154,647)	(154,647)	1,914,901
Checking account debtors	109,143	—	(7,778)	(7,778)	101,365
Credit card balances	609,078	—	(24,364)	(24,364)	584,714
Consumer leasing transactions	783	—	(45)	(45)	738
Other consumer loans and receivables	37,167	—	(2,651)	(2,651)	34,516
Subtotals	2,825,719	—	(189,485)	(189,485)	2,636,234
Totals	24,743,360	(256,091)	(691,721)	(947,812)	23,795,548

Note 10 - Loans and Accounts Receivable from Customers, continued

As of December 31, 2020, the loan portfolio is detailed as follows:

		Allowances for loan losses
		Individual	Collective
As of December 31, 2020	Gross Assets	allowances	allowances	Totals	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial loans	12,172,207	(321,444)	(347,928)	(669,372)	11,502,835
Foreign trade loans	847,086	—	(21,641)	(21,641)	825,445
Checking account debtors	70,126	—	(8,080)	(8,080)	62,046
Factoring transactions	155,540	—	(4,053)	(4,053)	151,487
Student loans	594,688	—	(17,702)	(17,702)	576,986
Leasing transactions	940,989	—	(24,402)	(24,402)	916,587
Other commercial loans and receivables	28,163	—	(2,367)	(2,367)	25,796
Subtotals	14,808,799	(321,444)	(426,173)	(747,617)	14,061,182
Mortgage loans:
Loans with mortgage finance bonds	23,345	—	(232)	(232)	23,113
Endorsable mutual mortgage loans	90,456	—	(1,047)	(1,047)	89,409
Other mutual mortgage loans	4,820,863	—	(59,799)	(59,799)	4,761,064
Mortgage leasing transactions	307,574	—	(11,718)	(11,718)	295,856
Other mortgage loans and receivables	74,515	—	(669)	(669)	73,846
Subtotals	5,316,753	—	(73,465)	(73,465)	5,243,288
Consumer loans:
Installment consumer loans	1,866,015	—	(181,319)	(181,319)	1,684,696
Checking account debtors	124,009	—	(11,064)	(11,064)	112,945
Credit card balances	467,624	—	(24,770)	(24,770)	442,854
Consumer leasing transactions	1,467	—	(182)	(182)	1,285
Other consumer loans and receivables	33,314	—	(3,456)	(3,456)	29,858
Subtotals	2,492,429	—	(220,791)	(220,791)	2,271,638
Totals	22,617,981	(321,444)	(720,429)	(1,041,873)	21,576,108

Schedule of movements of disaggregation of the loan portfolio

The following tables present the movements for the total loan portfolio disaggregated by individually and group assessed loans for the year ended December 31, 2021 and 2020:

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Loan portfolio
Opening balances as of January 1, 2021	100,922	499,537	488,495	1,088,954	16,327,018	4,277,136	924,873	21,529,027	22,617,981
Changes in the allowances
- Transfer to stage 1	—	—	—	—	1,184,076	(1,171,376)	(12,700)	—	—
- Transfer to stage 2	(7,725)	8,551	(826)	—	(554,440)	599,608	(45,168)	—	—
- Transfer to stage 3	—	(129,888)	129,888	—	(73,679)	(137,518)	211,197	—	—
- Charge-offs	—	—	(538)	(538)	(18,776)	(44,191)	(229,150)	(292,117)	(292,655)
- Changes due to modifications that did not result in derecognition	—	(1,306)	3,503	2,197	(270,726)	(21,168)	(2,411)	(294,305)	(292,108)
New financial assets originated or purchased	63,208	216,737	184,719	464,664	10,860,705	869,602	222,520	11,952,827	12,417,491
Financial assets that have been derecognized due to collections	(18,057)	(174,661)	(193,388)	(386,106)	(7,562,147)	(1,608,876)	(239,784)	(9,410,807)	(9,796,913)
Net transfer (from) collectively to individually assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(41,374)	89,013	(20,041)	27,598	63,692	(29,682)	27,956	61,966	89,564
Ending balances as of December 31, 2021	96,974	507,983	591,812	1,196,769	19,955,723	2,733,535	857,333	23,546,591	24,743,360

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Loan portfolio
Opening balances as of January 1, 2020	20,807	321,488	268,211	610,506	18,691,115	2,864,199	968,994	22,524,308	23,134,814
Changes in the allowances								—	—
- Transfer to stage 1	—	—	—	—	627,546	(601,963)	(25,583)	—	—
- Transfer to stage 2	(7,573)	7,573	—	—	(1,791,800)	1,876,532	(84,732)	—	—
- Transfer to stage 3	(5,410)	(84,512)	89,922	—	(69,979)	(153,174)	223,153	—	—
- Charge-offs	—	—	(198)	(198)	(15,705)	(38,228)	(261,634)	(315,567)	(315,765)
- Changes due to modifications that did not result in derecognition	—	(1,810)	(1,279)	(3,089)	(235,650)	(25,330)	(1,908)	(262,888)	(265,977)
New financial assets originated or purchased	32,170	80,355	122,624	235,149	6,798,612	1,474,294	408,576	8,681,482	8,916,631
Financial assets that have been derecognized due to collections	(13,399)	(73,546)	(104,964)	(191,909)	(7,224,940)	(837,836)	(195,902)	(8,258,678)	(8,450,587)
Net transfer (from) collectively to individually assessed	49,231	170,722	152,019	371,972	(49,231)	(170,722)	(152,019)	(371,972)	—
Foreign exchange and other movements	25,096	79,267	(37,840)	66,523	(402,950)	(110,636)	45,928	(467,658)	(401,135)
Ending balances as of December 31, 2020	100,922	499,537	488,495	1,088,954	16,327,018	4,277,136	924,873	21,529,027	22,617,981

Schedule of Loan Portfolio Before Allowances for Loan Losses by Customer Economic

	As of December 31, 2021
	Local loans	Foreign loans	Totals	Distribution percentage
	MCh$	MCh$	MCh$	%
Commercial loans
Manufacturing	1,121,216	216,970	1,338,186	5.41%
Mining	294,799	138,940	433,739	1.75%
Electricity, gas and water	648,752	282,140	930,892	3.76%
Agriculture and livestock	370,805	171,659	542,464	2.19%
Forestry and wood extraction	42,017	22,187	64,204	0.26%
Fishing	12,967	6,759	19,726	0.08%
Transport	736,947	134,283	871,230	3.52%
Communications	47,459	2,199	49,658	0.20%
Construction	1,654,661	271,647	1,926,308	7.79%
Commerce	1,727,096	578,318	2,305,414	9.32%
Services	3,424,967	740,734	4,165,701	16.84%
Others	1,776,499	1,248,649	3,025,148	12.23%
Subtotals	11,858,185	3,814,485	15,672,670	63.35%
Mortgage loans	5,516,510	728,461	6,244,971	25.24%
Consumer loans	1,857,298	968,421	2,825,719	11.42%
Totals	19,231,993	5,511,367	24,743,360	100%

	As of December 31, 2020
	Local loans	Foreign loans	Totals	Distribution percentage
	MCh$	MCh$	MCh$	%
Commercial loans
Manufacturing	973,913	87,253	1,061,166	4.69%
Mining	336,354	198,635	534,989	2.37%
Electricity, gas and water	694,970	404,875	1,099,845	4.86%
Agriculture and livestock	328,563	166,191	494,754	2.19%
Forestry and wood extraction	51,348	4,674	56,022	0.25%
Fishing	31,461	4,273	35,734	0.16%
Transport	498,450	88,563	587,013	2.60%
Communications	52,911	3,254	56,165	0.25%
Construction	1,536,686	300,997	1,837,683	8.12%
Commerce	1,618,660	592,492	2,211,152	9.78%
Services	2,761,121	839,930	3,601,051	15.92%
Others	2,207,936	1,025,289	3,233,225	14.29%
Subtotals	11,092,373	3,716,426	14,808,799	65.48%
Mortgage loans	4,684,980	631,773	5,316,753	23.51%
Consumer loans	1,706,234	786,195	2,492,429	11.02%
Totals	17,483,587	5,134,394	22,617,981	100%

Movements in Credit Risk Provisions

Movements in allowances for loan losses during the years ended December 31, 2021 and 2020, are as follows:

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2021	(46)	(66,280)	(255,118)	(321,444)	(165,461)	(280,410)	(274,558)	(720,429)	(1,041,873)
Changes in the allowances
- Transfer to stage 1	—	—	—	—	(59,643)	54,981	4,662	—	—
- Transfer to stage 2	434	(896)	462	—	14,455	(25,098)	10,643	—	—
- Transfer to stage 3	—	38,161	(38,161)	—	3,441	27,535	(30,976)	—	—
- Increases due to change in credit risk	(551)	(13,174)	(30,885)	(44,610)	(18,682)	(67,529)	(103,802)	(190,013)	(234,623)
- Decreases due to change in credit risk	—	1,033	252	1,285	89,207	27,141	8,353	124,701	125,986
- Charge-offs	—	—	538	538	2,050	12,455	138,659	153,164	153,702
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	26,842	26,842	26,842
New financial assets originated or purchased	(923)	(9,685)	(56,866)	(67,474)	(76,803)	(86,958)	(96,889)	(260,650)	(328,124)
Financial assets that have been derecognized	54	16,584	135,218	151,856	55,342	80,384	70,292	206,018	357,874
Net transfer (from) to collectively and individually assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(441)	(7,182)	31,381	23,758	(1,420)	(5,967)	(23,967)	(31,354)	(7,596)
Ending balances as of December 31, 2021	(1,473)	(41,439)	(213,179)	(256,091)	(157,514)	(263,466)	(270,741)	(691,721)	(947,812)

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2020	—	(42,000)	(151,135)	(193,135)	(145,415)	(260,297)	(281,270)	(686,982)	(880,117)
Changes in the allowances	—
- Transfer to stage 1	—	—	—	—	(49,315)	39,672	9,643	—	—
- Transfer to stage 2	82	(82)	—	—	19,402	(36,007)	16,605	—	—
- Transfer to stage 3	63	9,055	(9,118)	—	2,280	28,404	(30,684)	—	—
- Increases due to change in credit risk	—	(8,381)	(43,940)	(52,321)	(28,719)	(64,496)	(138,605)	(231,820)	(284,141)
- Decreases due to change in credit risk	—	4,761	2,088	6,849	59,996	37,255	8,515	105,766	112,615
- Charge-offs	—	—	198	198	1,390	14,707	158,261	174,358	174,556
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	789	789	789
New financial assets originated or purchased	(46)	(12,567)	(104,044)	(116,657)	(80,071)	(118,827)	(99,210)	(298,108)	(414,765)
Financial assets that have been derecognized due to collections	500	4,873	61,022	66,395	50,438	68,536	59,044	178,018	244,413
Net transfer (from) to collectively and individually assessed	—	3,009	(46,698)	(43,689)	—	(3,009)	46,698	43,689	—
Foreign exchange and other movements	(645)	(24,948)	36,509	10,916	4,553	13,652	(24,344)	(6,139)	4,777
Ending balances as of December 31, 2020	(46)	(66,280)	(255,118)	(321,444)	(165,461)	(280,410)	(274,558)	(720,429)	(1,041,873)

Note 10 - Loans and Accounts Receivable from Customers, continued

The following analysis details the movement on allowances by type of portfolio (commercial, mortgage and consumer) is as follow:

	Individually assessed				Collective assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
Commercial	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2021	(46)	(66,280)	(255,118)	(321,444)	(88,080)	(126,543)	(211,550)	(426,173)	(747,617)
Changes in the allowances									-
- Transfer to stage 1	—	—	—	—	(15,914)	15,319	595	—	—
- Transfer to stage 2	434	(896)	462	—	6,528	(11,787)	5,259	—	—
- Transfer to stage 3	—	38,161	(38,161)	—	1,659	10,759	(12,418)	—	—
- Increases due to change in credit risk	(551)	(13,174)	(30,885)	(44,610)	(11,167)	(33,454)	(57,445)	(102,066)	(146,676)
- Decreases due to change in credit risk	—	1,033	252	1,285	30,711	13,275	7,697	51,683	52,968
- Charge-offs	—	—	538	538	75	1,178	59,745	60,998	61,536
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	25,936	25,936	25,936
New financial assets originated or purchased	(923)	(9,685)	(56,866)	(67,474)	(33,106)	(46,729)	(63,690)	(143,525)	(210,999)
Financial assets that have been derecognized	54	16,584	135,218	151,856	34,738	41,738	62,090	138,566	290,422
Net transfer (from) to collective and individually assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(441)	(7,182)	31,381	23,758	(673)	(5,064)	(24,620)	(30,357)	(6,599)
Ending balances as of December 31, 2021	(1,473)	(41,439)	(213,179)	(256,091)	(75,229)	(141,308)	(208,401)	(424,938)	(681,029)

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
Commercial	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2020	—	(42,000)	(151,135)	(193,135)	(73,036)	(109,671)	(169,357)	(352,064)	(545,199)
Changes in the allowances
- Transfer to stage 1	—	—	—	—	(10,902)	9,080	1,822	—	—
- Transfer to stage 2	82	(82)	—	—	6,731	(10,831)	4,100	—	—
- Transfer to stage 3	63	9,055	(9,118)	—	797	15,934	(16,731)	—	—
- Increases due to change in credit risk	—	(8,381)	(43,940)	(52,321)	(18,554)	(33,761)	(102,904)	(155,219)	(207,540)
- Decreases due to change in credit risk	—	4,761	2,088	6,849	18,779	12,941	4,913	36,633	43,482
- Charge-offs	—	—	198	198	72	305	86,507	86,884	87,082
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	(869)	(869)	(869)
New financial assets originated or purchased	(46)	(12,567)	(104,044)	(116,657)	(43,530)	(57,865)	(73,813)	(175,208)	(291,865)
Financial assets that have been derecognized due to collections	500	4,873	61,022	66,395	30,039	27,096	38,989	96,124	162,519
Net transfer (from) to collectively and individually assessed	—	3,009	(46,698)	(43,689)	—	(3,009)	46,698	43,689	—
Foreign exchange and other movements	(645)	(24,948)	36,509	10,916	1,524	23,238	(30,905)	(6,143)	4,773
Ending balances as of December 31, 2020	(46)	(66,280)	(255,118)	(321,444)	(88,080)	(126,543)	(211,550)	(426,173)	(747,617)

Note 10 - Loans and Accounts Receivable from Customers, continued

	Collectively assessed
	Stage 1	Stage 2	Stage 3
Mortgage	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2021	(10,732)	(48,514)	(14,219)	(73,465)	(73,465)
Changes in the allowances
- Transfer to stage 1	(12,872)	12,465	407	—	—
- Transfer to stage 2	584	(2,273)	1,689	—	—
- Transfer to stage 3	50	3,488	(3,538)	—	—
- Increases due to change in credit risk	(2,301)	(13,318)	(7,570)	(23,189)	(23,189)
- Decreases due to change in credit risk	13,384	1,923	280	15,587	15,587
- Charge-offs	—	17	3,977	3,994	3,994
- Changes due to modifications that did not result in derecognition	—	—	84	84	84
New financial assets originated or purchased	(4,314)	(11,890)	(4,724)	(20,928)	(20,928)
Financial assets that have been derecognized	2,505	13,904	4,299	20,708	20,708
Foreign exchange and other movements	(460)	(438)	809	(89)	(89)
Ending balances as of December 31, 2021	(14,156)	(44,636)	(18,506)	(77,298)	(77,298)

	Collectively assessed
	Stage 1	Stage 2	Stage 3
Mortgage	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2020	(5,680)	(49,072)	(23,749)	(78,501)	(78,501)
Changes in the allowances	-	-
- Transfer to stage 1	(8,391)	7,706	685	—	—
- Transfer to stage 2	1,243	(8,157)	6,914	—	—
- Transfer to stage 3	29	3,576	(3,605)	—	—
- Increases due to change in credit risk	(3,313)	(8,190)	(3,238)	(14,741)	(14,741)
- Decreases due to change in credit risk	6,499	4,572	2,870	13,941	13,941
- Charge-offs	—	9	2,700	2,709	2,709
- Changes due to modifications that did not result in derecognition	—	—	1,344	1,344	1,344
New financial assets originated or purchased	(2,010)	(1,626)	5,948	2,312	2,312
Financial assets that have been derecognized due to collections	557	2,561	2,198	5,316	5,316
Foreign exchange and other movements	334	107	(6,286)	(5,845)	(5,845)
Ending balances as of December 31, 2020	(10,732)	(48,514)	(14,219)	(73,465)	(73,465)

Note 10 - Loans and Accounts Receivable from Customers, continued

	Collectively assessed
	Stage 1	Stage 2	Stage 3
Consumer	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2021	(66,649)	(105,353)	(48,789)	(220,791)	(220,791)
Changes in the allowances
- Transfer to stage 1	(30,857)	27,197	3,660	—	—
- Transfer to stage 2	7,343	(11,038)	3,695	—	—
- Transfer to stage 3	1,732	13,288	(15,020)	—	—
- Increases due to change in credit risk	(5,214)	(20,757)	(38,787)	(64,758)	(64,758)
- Decreases due to change in credit risk	45,112	11,943	376	57,431	57,431
- Charge-offs	1,975	11,260	74,937	88,172	88,172
- Changes due to modifications that did not result in derecognition	—	—	822	822	822
New financial assets originated or purchased	(39,383)	(28,339)	(28,475)	(96,197)	(96,197)
Financial assets that have been derecognized	18,099	24,742	3,903	46,744	46,744
Foreign exchange and other movements	(287)	(465)	(156)	(908)	(908)
Ending balances as of December 31, 2021	(68,129)	(77,522)	(43,834)	(189,485)	(189,485)

	Collectively assessed
	Stage 1	Stage 2	Stage 3
Consumer	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2020	(66,692)	(113,507)	(76,218)	(256,417)	(256,417)
Changes in the allowances	—	—
- Transfer to stage 1	(30,022)	22,886	7,136	—	—
- Transfer to stage 2	11,428	(17,019)	5,591	—	—
- Transfer to stage 3	1,454	8,894	(10,348)	—	—
- Increases due to change in credit risk	(6,852)	(22,545)	(32,463)	(61,860)	(61,860)
- Decreases due to change in credit risk	34,718	19,742	732	55,192	55,192
- Charge-offs	1,318	14,393	69,054	84,765	84,765
- Changes due to modifications that did not result in derecognition	—	—	314	314	314
New financial assets originated or purchased	(34,531)	(59,336)	(31,345)	(125,212)	(125,212)
Financial assets that have been derecognized due to collections	19,842	38,879	17,857	76,578	76,578
Foreign exchange and other movements	2,688	2,260	901	5,849	5,849
Ending balances as of December 31, 2020	(66,649)	(105,353)	(48,789)	(220,791)	(220,791)

Schedule of Detail of Loans and Receivables Sold

As of December 31, 2021 and 2020, the Bank and its subsidiaries derecognized 100% of its sold portfolio, thus complying with the requirements of the accounting policy for derecognizing financial assets and liabilities set in Note 1, letter l), point iv) of the annual Consolidated Financial Statements. The main sales during 2021 and 2020 were loans related to Law 20,027, which are detailed in point d.2.

	For the year ended December 31, 2021						For the year ended December 31, 2020
				Adjustment	Exchange	Net effect on				Adjustment	Net effect on
Portfolio	Loan Value	Allowances	Sale price	to EIR	diferences	income	Loan Value	Allowances	Sale price	to EIR	income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current	170,987	130,584	44,548	—	183	4,328	—	—	—	—	—
Charged-off	—	—	3,429	—	(165)	3,264	—	—	—	—	—
Totals	170,987	130,584	47,977	—	18	7,592	—	—	—	—	—

Note 10 - Loans and Accounts Receivable from Customers, continued

d.2) CAE portfolio sale

For the year ended on December 31, 2021, gains recognized from sales of the portfolio amount to MCh$4,540  (MCh$6,476 for the year ended December 31, 2020). These amounts are presented in the Consolidated Statement of Income (Loss) under the line item “Net income from financial operations”. The portion to be deferred amounts to MCh$4,769 as of December 31, 2021 (MCh$6,717 as of December 31, 2020) and is recognized as interest income throughout the term of each loan by applying the effective interest rate method, according to IFRS 9.

	For the year ended December 31, 2021					For the year ended December 31, 2020
				Adjustment	Net effect on				Adjustment	Net effect on
Portfolio	Loan Value	Allowances	Sale price	to EIR	income	Loan Value	Allowances	Sale price	to EIR	income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
CAE	51,716	(997)	60,028	4,769	4,540	81,697	(2,123)	92,767	6,717	6,476

Schedule of Cash Flows to be Received from Finance Lease Contracts

As of December 31, 2021 and 2020, the Bank’s scheduled cash flows to be received from finance lease contracts have the following maturities:

	Total receivable		Unearned income		Net lease receivable
	As of December 31,		As of December 31,		As of December 31,
	2021	2020	2021	2020	2021	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Up to one month	40,970	30,141	(1,126)	(144)	39,844	29,997
More than 1 month to 3 months	34,232	3,400	(2,252)	(86)	31,980	3,314
More than 3 months up to 1 year	130,554	38,446	(9,580)	(1,525)	120,974	36,921
More than 1 year up to 3 years	265,499	189,921	(26,014)	(11,253)	239,485	178,668
More than 3 years up to 6 years	304,706	338,156	(47,570)	(42,164)	257,136	295,992
More than 6 years	946,078	1,121,390	(372,414)	(416,252)	573,664	705,138
Totals	1,722,039	1,721,454	(458,956)	(471,424)	1,263,083	1,250,030

	As of December 31,
Leasing transactions	2021	2020
	MCh$	MCh$
Commercial	949,133	940,989
Mortgage	313,167	307,574
Consumer	783	1,467
Totals	1,263,083	1,250,030

Commercial loans [member]
Disclosure of financial assets [line items]
Schedule of movements of disaggregation of the loan portfolio

The following table presents the movements for the commercial loans portfolio disaggregated by individually and group assessed loans for the year ended December 31, 2021 and 2020:

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals

Opening balances as of January 1, 2021	100,922	499,537	488,495	1,088,954	10,427,978	2,564,516	727,351	13,719,845	14,808,799
Changes in the allowances
- Transfer to stage 1	—	—	—	—	362,152	(358,832)	(3,320)	—	—
- Transfer to stage 2	(7,725)	8,551	(826)	—	(401,663)	425,316	(23,653)	—	—
- Transfer to stage 3	—	(129,888)	129,888	—	(50,688)	(71,184)	121,872	—	—
- Charge-offs	—	—	(538)	(538)	(4,209)	(11,082)	(132,224)	(147,515)	(148,053)
- Changes due to modifications that did not result in derecognition	—	(1,306)	3,503	2,197	(176,687)	(10,277)	(3,282)	(190,246)	(188,049)
New financial assets originated or purchased	63,208	216,737	184,719	464,664	7,101,166	665,143	154,723	7,921,032	8,385,696
Financial assets that have been derecognized due to collections	(18,057)	(174,661)	(193,388)	(386,106)	(5,643,512)	(1,088,960)	(184,829)	(6,917,301)	(7,303,407)
Net transfer (from) collectively to individually assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(41,374)	89,013	(20,041)	27,598	100,762	(33,964)	23,288	90,086	117,684
Ending balances as of December 31, 2021	96,974	507,983	591,812	1,196,769	11,715,299	2,080,676	679,926	14,475,901	15,672,670

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals

Opening balances as of January 1, 2020	20,807	321,488	268,211	610,506	12,445,411	1,725,817	678,810	14,850,038	15,460,544
Changes in the allowances
- Transfer to stage 1	—	—	—	—	196,395	(188,266)	(8,129)	—	—
- Transfer to stage 2	(7,573)	7,573	—	—	(829,499)	848,497	(18,998)	—	—
- Transfer to stage 3	(5,410)	(84,512)	89,922	—	(37,142)	(95,739)	132,881	—	—
- Charge-offs	—	—	(198)	(198)	(443)	(2,370)	(165,651)	(168,464)	(168,662)
- Changes due to modifications that did not result in derecognition	—	(1,810)	(1,279)	(3,089)	(156,731)	(11,529)	(2,906)	(171,166)	(174,255)
New financial assets originated or purchased	32,170	80,355	122,624	235,149	5,000,040	1,070,353	357,615	6,428,008	6,663,157
Financial assets that have been derecognized due to collections	(13,399)	(73,546)	(104,964)	(191,909)	(5,865,418)	(508,072)	(143,255)	(6,516,745)	(6,708,654)
Net transfer (from) collectively to individually assessed	49,231	170,722	152,019	371,972	(49,231)	(170,722)	(152,019)	(371,972)	—
Foreign exchange and other movements	25,096	79,267	(37,840)	66,523	(275,404)	(103,453)	49,003	(329,854)	(263,331)
Ending balances as of December 31, 2020	100,922	499,537	488,495	1,088,954	10,427,978	2,564,516	727,351	13,719,845	14,808,799

Mortgages loans [member]
Disclosure of financial assets [line items]
Schedule of movements of disaggregation of the loan portfolio

The following tables presents the movements of the mortgage loans portfolio for the year ended December 31, 2021 and 2020.

	Collectively assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2021	4,166,515	1,025,921	124,317	5,316,753
Changes in the allowances
- Transfer to stage 1	527,946	(525,493)	(2,453)	—
- Transfer to stage 2	(47,731)	62,549	(14,818)	—
- Transfer to stage 3	(4,862)	(26,414)	31,276	—
- Charge-offs	—	(84)	(11,318)	(11,402)
- Changes due to modifications that did not result in derecognition	(43,602)	(2,804)	68	(46,338)
New financial assets originated or purchased	2,342,992	83,827	27,064	2,453,883
Financial assets that have been derecognized due to collections	(1,081,369)	(305,420)	(44,399)	(1,431,188)
Foreign exchange and other movements	(44,005)	1,978	5,290	(36,737)
Ending balances as of December 31, 2021	5,815,884	314,060	115,027	6,244,971

	Collectively assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2020	4,043,765	656,010	176,266	4,876,041
Changes in the allowances
- Transfer to stage 1	265,412	(259,632)	(5,780)	—
- Transfer to stage 2	(613,181)	669,912	(56,731)	—
- Transfer to stage 3	(7,706)	(36,114)	43,820	—
- Charge-offs	—	(63)	(12,428)	(12,491)
- Changes due to modifications that did not result in derecognition	(27,511)	(6,693)	612	(33,592)
New financial assets originated or purchased	971,616	76,558	2,117	1,050,291
Financial assets that have been derecognized due to collections	(411,059)	(71,328)	(22,524)	(504,911)
Foreign exchange and other movements	(54,821)	(2,729)	(1,035)	(58,585)
Ending balances as of December 31, 2020	4,166,515	1,025,921	124,317	5,316,753

Consumer loans [member]
Disclosure of financial assets [line items]
Schedule of movements of disaggregation of the loan portfolio

The following tables presents the movements of the consumer loans portfolio for the year ended December 31, 2021 and 2020:

	Collectively assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals
				—
Opening balances as of January 1, 2021	1,732,525	686,699	73,205	2,492,429
Changes in the allowances
- Transfer to stage 1	293,979	(287,052)	(6,927)	—
- Transfer to stage 2	(105,046)	111,742	(6,696)	—
- Transfer to stage 3	(18,129)	(39,920)	58,049	—
- Charge-offs	(14,567)	(33,025)	(85,608)	(133,200)
- Changes due to modifications that did not result in derecognition	(50,437)	(8,087)	803	(57,721)
New financial assets originated or purchased	1,416,547	120,632	40,733	1,577,912
Financial assets that have been derecognized due to collections	(837,266)	(214,496)	(10,556)	(1,062,318)
Foreign exchange and other movements	6,934	2,306	(623)	8,617
Ending balances as of December 31, 2021	2,424,540	338,799	62,380	2,825,719

	Collectively assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2020	2,201,939	482,372	113,918	2,798,229
Changes in the allowances
- Transfer to stage 1	165,739	(154,065)	(11,674)	—
- Transfer to stage 2	(349,120)	358,123	(9,003)	—
- Transfer to stage 3	(25,131)	(21,321)	46,452	—
- Charge-offs	(15,262)	(35,795)	(83,555)	(134,612)
- Changes due to modifications that did not result in derecognition	(51,408)	(7,108)	386	(58,130)
New financial assets originated or purchased	826,956	327,383	48,844	1,203,183
Financial assets that have been derecognized due to collections	(948,463)	(258,436)	(30,123)	(1,237,022)
Foreign exchange and other movements	(72,725)	(4,454)	(2,040)	(79,219)
Ending balances as of December 31, 2020	1,732,525	686,699	73,205	2,492,429